SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		6 Months Ended	11 Months Ended
	Aug. 12, 2021	Jun. 30, 2022	Dec. 31, 2021
Unrecognized tax benefits		$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties		0	0
Federal Depository Insurance Coverage		250,000	250,000
Operating cash		$ 159,194	$ 189,971
Initial Public Offering
Sale of Units, net of underwriting discounts (in shares)	23,000,000		15,900,000
Class A ordinary shares | Initial Public Offering
Sale of Units, net of underwriting discounts (in shares)	23,000,000	23,000,000	23,000,000